Time Deposit Maturities - Narrative (Details) $ in Billions	Dec. 31, 2018 USD ($)
Maturities of Time Deposits [Abstract]
Total certificates of deposit $100,000 and more	$ 2.6
Time deposits, at or above FDIC insurance limit	$ 1.1